UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of December 31, 2018 (Unaudited)

DWS High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 84.9%
Communication Services 17.8%
Altice France SA:
144A, 7.375%, 5/1/2026		8,050,000	7,385,875
144A, 8.125%, 2/1/2027		2,926,000	2,757,755
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022		1,726,000	1,570,660
Cablevision Systems Corp., 5.875%, 9/15/2022		4,700,000	4,617,750
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		2,205,000	2,028,600
144A, 5.125%, 5/1/2027		1,665,000	1,550,781
5.25%, 9/30/2022		6,700,000	6,641,375
144A, 5.5%, 5/1/2026		6,245,000	6,003,006
144A, 5.875%, 4/1/2024		2,375,000	2,363,125
144A, 5.875%, 5/1/2027		2,240,000	2,172,800
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		2,800,000	2,786,000
Series W, 6.75%, 12/1/2023 (b)		1,305,000	1,257,694
Clear Channel Worldwide Holdings, Inc., Series A, 6.5%, 11/15/2022		2,270,000	2,247,300
CSC Holdings LLC:
144A, 5.125%, 12/15/2021		8,700,000	8,526,000
144A, 5.5%, 4/15/2027		5,380,000	5,003,400
144A, 7.5%, 4/1/2028		1,800,000	1,795,500
144A, 10.875%, 10/15/2025		2,353,000	2,644,184
DISH DBS Corp.:
5.875%, 7/15/2022		2,500,000	2,300,000
5.875%, 11/15/2024		3,000,000	2,415,000
7.75%, 7/1/2026		900,000	744,750
Frontier Communications Corp.:
7.125%, 1/15/2023		5,505,000	3,110,325
10.5%, 9/15/2022 (b)		750,000	521,250
11.0%, 9/15/2025		1,185,000	737,603
Intelsat Jackson Holdings SA:
144A, 8.5%, 10/15/2024		3,020,000	2,929,400
144A, 9.75%, 7/15/2025		2,535,000	2,542,098
Level 3 Financing, Inc., 5.375%, 8/15/2022		5,500,000	5,392,640
Netflix, Inc.:
4.375%, 11/15/2026 (b)		2,400,000	2,178,000
144A, 4.625%, 5/15/2029	EUR	1,530,000	1,718,147
5.875%, 2/15/2025		685,000	690,994
144A, 5.875%, 11/15/2028		1,035,000	1,005,710
SoftBank Group Corp., REG S, 5.0%, 4/15/2028	EUR	2,000,000	2,215,536
Sprint Capital Corp.:
6.875%, 11/15/2028		2,950,000	2,787,750
8.75%, 3/15/2032		1,575,000	1,661,625
Sprint Corp.:
7.125%, 6/15/2024		10,120,000	10,022,241
7.625%, 3/1/2026		2,445,000	2,414,437
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028		530,000	479,650
6.0%, 4/15/2024		2,271,000	2,271,000
6.5%, 1/15/2026		120,000	122,400
Telesat Canada, 144A, 8.875%, 11/15/2024		3,645,000	3,790,800
ViaSat, Inc., 144A, 5.625%, 9/15/2025		755,000	694,600
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,725,000	3,413,031
144A, 5.5%, 8/15/2026		2,310,000	2,136,403
Zayo Group LLC:
144A, 5.75%, 1/15/2027		5,200,000	4,641,000
6.0%, 4/1/2023		5,085,000	4,818,597
6.375%, 5/15/2025		3,580,000	3,329,400
Ziggo Bond Co. BV, 144A, 5.875%, 1/15/2025		1,475,000	1,331,188
			133,767,380
Consumer Discretionary 8.3%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	1,400,000	1,287,214
Ally Financial, Inc.:
4.125%, 2/13/2022		3,000,000	2,913,750
5.75%, 11/20/2025 (b)		1,250,000	1,243,750
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		2,290,000	2,083,900
6.25%, 3/15/2026		935,000	839,163
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		3,177,000	3,041,977
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		1,635,000	1,422,450
Boyd Gaming Corp.:
6.0%, 8/15/2026		2,325,000	2,173,875
6.875%, 5/15/2023		1,295,000	1,307,950
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		650,000	653,250
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		2,150,000	2,004,875
144A, 6.5%, 6/1/2026		2,090,000	2,003,787
Dana, Inc., 5.5%, 12/15/2024		862,000	801,660
Eldorado Resorts Inc, 144A, 6.0%, 9/15/2026		2,468,000	2,332,260
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		7,017,000	6,867,889
Group 1 Automotive, Inc., 5.0%, 6/1/2022		1,225,000	1,160,688
HD Supply, Inc., 144A, 5.375%, 10/15/2026		2,715,000	2,633,550
Lennar Corp.:
4.75%, 11/15/2022		3,000,000	2,910,000
4.75%, 11/29/2027		1,700,000	1,534,250
5.0%, 6/15/2027		685,000	625,063
Meritor, Inc., 6.25%, 2/15/2024		850,000	811,750
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		1,820,000	1,797,250
MGM Resorts International, 5.75%, 6/15/2025		2,811,000	2,712,615
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		1,247,000	1,237,648
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		1,110,000	993,450
Penske Automotive Group, Inc., 5.5%, 5/15/2026		2,160,000	2,008,800
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		715,000	693,550
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,147,125
Sonic Automotive, Inc., 6.125%, 3/15/2027		555,000	485,625
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		2,915,000	2,834,837
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,152,900
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,798,000	1,537,290
TRI Pointe Group, Inc., 5.25%, 6/1/2027		1,775,000	1,383,967
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		2,910,000	2,713,575
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		995,000	967,638
			62,319,321
Consumer Staples 2.4%
Aramark International Finance Sarl, REG S, 3.125%, 4/1/2025	EUR	660,000	758,085
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		3,400,000	3,204,500
FAGE International SA, 144A, 5.625%, 8/15/2026		1,790,000	1,530,450
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		5,210,000	4,975,550
144A, 6.75%, 2/15/2028		3,607,000	3,516,825
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		700,000	656,250
144A, 5.875%, 9/30/2027		2,150,000	1,951,125
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		2,365,000	1,679,150
			18,271,935
Energy 20.7%
Antero Midstream Partners LP, 5.375%, 9/15/2024		1,685,000	1,571,263
Antero Resources Corp.:
5.125%, 12/1/2022		1,000,000	940,000
5.375%, 11/1/2021		6,205,000	5,987,825
5.625%, 6/1/2023		1,180,000	1,121,000
Ascent Resources Utica Holdings LLC, 144A, 7.0%, 11/1/2026		1,205,000	1,090,525
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		5,920,000	5,712,800
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		1,355,000	1,327,900
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		5,040,000	4,758,012
5.875%, 3/31/2025		2,200,000	2,189,000
7.0%, 6/30/2024		5,525,000	5,828,875
Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		2,305,000	2,155,175
Chesapeake Energy Corp.:
7.5%, 10/1/2026		1,160,000	991,800
8.0%, 1/15/2025 (b)		2,255,000	1,990,037
8.0%, 6/15/2027		5,340,000	4,485,600
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026		1,565,000	1,486,750
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		1,585,000	1,470,088
6.25%, 4/1/2023		3,435,000	3,306,187
DCP Midstream Operating LP:
3.875%, 3/15/2023 (b)		1,400,000	1,312,500
5.375%, 7/15/2025		2,980,000	2,912,950
Diamondback Energy, Inc.:
144A, 4.75%, 11/1/2024		3,345,000	3,227,925
4.75%, 11/1/2024		1,650,000	1,592,250
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		2,340,000	2,398,500
144A, 5.75%, 1/30/2028		540,000	550,908
Energy Transfer LP, 5.5%, 6/1/2027		1,740,000	1,696,500
Extraction Oil & Gas, Inc., 144A, 5.625%, 2/1/2026		2,065,000	1,507,450
Genesis Energy LP:
6.25%, 5/15/2026		3,235,000	2,774,012
6.5%, 10/1/2025		4,100,000	3,608,000
Gulfport Energy Corp.:
6.0%, 10/15/2024		875,000	774,375
6.375%, 5/15/2025		1,415,000	1,252,275
6.375%, 1/15/2026		2,080,000	1,799,200
Halcon Resources Corp., 6.75%, 2/15/2025		1,960,000	1,430,800
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		2,605,000	2,305,425
144A, 5.75%, 10/1/2025		3,030,000	2,696,700
144A, 6.25%, 11/1/2028		2,885,000	2,538,800
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		2,995,000	2,935,100
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026		1,089,000	1,012,770
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		2,000,000	1,795,000
6.25%, 3/15/2023 (b)		2,615,000	2,346,962
Matador Resources Co., 5.875%, 9/15/2026		1,881,000	1,730,520
MEG Energy Corp., 144A, 6.375%, 1/30/2023		1,200,000	1,134,000
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		855,000	820,800
Nabors Industries, Inc.:
5.5%, 1/15/2023 (b)		670,000	531,793
5.75%, 2/1/2025		1,205,000	912,269
NuStar Logistics LP, 5.625%, 4/28/2027		3,118,000	2,907,535
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)		1,894,000	1,785,095
6.875%, 1/15/2023		1,255,000	1,159,306
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		745,000	674,225
144A, 5.375%, 1/15/2025		1,190,000	1,094,800
144A, 5.625%, 10/15/2027		1,705,000	1,549,419
PDC Energy, Inc., 6.125%, 9/15/2024		2,090,000	1,933,250
Peabody Energy Corp., 144A, 6.0%, 3/31/2022		4,100,000	3,977,000
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		1,680,000	1,444,800
Range Resources Corp.:
4.875%, 5/15/2025 (b)		1,775,000	1,455,500
5.0%, 8/15/2022		4,330,000	3,875,350
5.0%, 3/15/2023 (b)		1,800,000	1,584,000
5.875%, 7/1/2022		1,700,000	1,572,500
Resolute Energy Corp., 8.5%, 5/1/2020		576,000	567,360
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		2,050,000	1,752,750
Southwestern Energy Co.:
6.2%, 1/23/2025 (b)		934,000	834,763
7.75%, 10/1/2027 (b)		4,805,000	4,564,750
Sunoco LP:
5.5%, 2/15/2026		1,945,000	1,842,888
5.875%, 3/15/2028		550,000	514,459
Targa Resources Partners LP:
4.25%, 11/15/2023		4,700,000	4,353,375
5.0%, 1/15/2028		4,240,000	3,837,200
5.375%, 2/1/2027		3,600,000	3,375,000
144A, 5.875%, 4/15/2026		1,682,000	1,635,745
Transocean, Inc., 144A, 9.0%, 7/15/2023		1,600,000	1,592,000
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026		2,037,000	1,955,520
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		1,540,000	900,900
8.25%, 6/15/2023 (b)		1,000,000	600,000
Whiting Petroleum Corp., 5.75%, 3/15/2021		4,149,000	3,941,550
WPX Energy, Inc.:
5.25%, 9/15/2024		2,015,000	1,823,575
6.0%, 1/15/2022		590,000	573,775
8.25%, 8/1/2023		1,495,000	1,562,275
			155,251,286
Financials 0.8%
CIT Group, Inc.:
4.75%, 2/16/2024		2,940,000	2,829,750
4.125%, 3/9/2021		230,000	226,550
CNO Financial Group, Inc., 5.25%, 5/30/2025		1,600,000	1,524,000
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		855,000	865,688
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		935,000	864,875
			6,310,863
Health Care 8.9%
Avantor, Inc., 144A, 6.0%, 10/1/2024		1,000,000	982,500
Bausch Health Companies, Inc.:
144A, 5.625%, 12/1/2021		1,439,000	1,417,415
144A, 5.875%, 5/15/2023		2,040,000	1,887,000
144A, 6.125%, 4/15/2025		2,385,000	2,080,912
144A, 6.5%, 3/15/2022		3,590,000	3,607,950
144A, 7.0%, 3/15/2024		3,335,000	3,368,350
Centene Corp., 144A, 5.375%, 6/1/2026		1,375,000	1,337,188
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026		320,000	315,200
DaVita, Inc.:
5.0%, 5/1/2025		1,500,000	1,361,250
5.125%, 7/15/2024		1,500,000	1,406,250
Endo Dac, 144A, 6.0%, 7/15/2023		1,860,000	1,418,250
HCA, Inc.:
5.625%, 9/1/2028		4,870,000	4,699,550
5.25%, 4/15/2025		2,400,000	2,388,000
5.25%, 6/15/2026		8,285,000	8,222,862
5.375%, 9/1/2026		2,400,000	2,334,000
5.875%, 2/15/2026		4,470,000	4,447,650
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		1,275,000	969,000
Tenet Healthcare Corp.:
4.5%, 4/1/2021		1,400,000	1,361,500
5.125%, 5/1/2025		3,370,000	3,142,525
6.75%, 6/15/2023 (b)		675,000	633,656
7.0%, 8/1/2025 (b)		200,000	185,000
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		10,000,000	9,192,121
6.0%, 4/15/2024		600,000	577,928
6.75%, 3/1/2028		1,620,000	1,569,685
Valeant Pharmaceuticals International:
144A, 8.5%, 1/31/2027		3,330,000	3,230,100
144A, 9.25%, 4/1/2026		1,280,000	1,280,000
WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026		3,060,000	2,952,900
			66,368,742
Industrials 6.2%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (b)		2,850,000	2,657,625
144A, 6.0%, 10/15/2022		4,063,000	3,809,062
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		440,000	423,368
Covanta Holding Corp.:
5.875%, 3/1/2024		1,940,000	1,823,600
5.875%, 7/1/2025		1,120,000	1,030,400
DAE Funding LLC:
144A, 4.5%, 8/1/2022		134,000	128,640
144A, 5.0%, 8/1/2024		346,000	334,755
144A, 5.75%, 11/15/2023		1,600,000	1,584,000
Energizer Gamma Acquisition, Inc., 144A, 6.375%, 7/15/2026		1,695,000	1,555,163
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,553,263
Novelis Corp.:
144A, 5.875%, 9/30/2026		2,625,000	2,323,125
144A, 6.25%, 8/15/2024		5,095,000	4,789,300
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		3,280,000	3,066,800
144A, 5.25%, 8/15/2022		4,673,000	4,521,127
144A, 5.5%, 2/15/2024		3,265,000	3,150,725
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		44,000	45,375
Summit Materials LLC, 6.125%, 7/15/2023		2,480,000	2,455,200
Tennant Co., 5.625%, 5/1/2025		360,000	339,300
TransDigm, Inc., 5.5%, 10/15/2020		1,710,000	1,697,175
United Rentals North America, Inc.:
5.75%, 11/15/2024		7,800,000	7,507,500
6.5%, 12/15/2026		1,800,000	1,773,000
			46,568,503
Information Technology 1.7%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		1,200,000	1,110,000
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		2,735,000	2,550,387
Dell International LLC, 144A, 5.875%, 6/15/2021		1,455,000	1,453,432
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		1,880,000	1,818,900
First Data Corp., 144A, 5.375%, 8/15/2023		2,500,000	2,456,250
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		1,295,000	1,183,306
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	1,971,600
			12,543,875
Materials 13.0%
AK Steel Corp.:
6.375%, 10/15/2025 (b)		1,431,000	1,101,870
7.0%, 3/15/2027 (b)		875,000	682,500
7.5%, 7/15/2023		4,600,000	4,565,500
Ardagh Packaging Finance PLC, 144A, 6.0%, 2/15/2025		2,118,000	1,955,168
Axalta Coating Systems Dutch Holding B BV, REG S, 3.75%, 1/15/2025	EUR	700,000	769,928
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		2,615,000	2,471,175
Berry Global, Inc., 5.5%, 5/15/2022		3,820,000	3,800,900
BWAY Holding Co., 144A, 5.5%, 4/15/2024		4,345,000	4,084,300
Cascades, Inc., 144A, 5.5%, 7/15/2022		315,000	307,125
CF Industries, Inc., 3.45%, 6/1/2023		2,050,000	1,906,500
Chemours Co.:
4.0%, 5/15/2026	EUR	1,500,000	1,624,014
5.375%, 5/15/2027		1,480,000	1,332,000
6.625%, 5/15/2023		1,035,000	1,045,350
7.0%, 5/15/2025		725,000	730,438
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,375,000	1,240,938
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	2,500,000	2,844,094
144A, 5.75%, 5/15/2024		1,325,000	1,219,000
144A, 5.875%, 2/15/2026		3,936,000	3,503,040
144A, 6.625%, 3/1/2025 (b)		6,000,000	5,565,000
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		798,000	662,340
144A, 6.875%, 3/1/2026		1,260,000	1,011,150
Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026		2,395,000	2,155,500
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		6,434,000	6,088,172
3.875%, 3/15/2023		1,500,000	1,387,500
4.0%, 11/14/2021		3,000,000	2,917,500
5.4%, 11/14/2034		941,000	741,038
5.45%, 3/15/2043		235,000	178,894
Hexion, Inc.:
6.625%, 4/15/2020		2,010,000	1,602,975
144A, 10.375%, 2/1/2022		560,000	446,600
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		2,425,000	2,394,687
144A, 7.625%, 1/15/2025 (b)		2,675,000	2,614,812
Kaiser Aluminum Corp., 5.875%, 5/15/2024		2,110,000	2,062,525
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,025,446
Mercer International, Inc.:
5.5%, 1/15/2026		425,000	380,375
6.5%, 2/1/2024		1,390,000	1,358,725
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		2,460,000	2,220,150
144A, 5.25%, 6/1/2027		1,685,000	1,491,225
Platform Specialty Products Corp.:
144A, 5.875%, 12/1/2025		1,360,000	1,271,600
144A, 6.5%, 2/1/2022		4,325,000	4,325,000
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		3,925,000	3,738,562
144A, 7.0%, 7/15/2024		465,000	442,913
Steel Dynamics, Inc., 5.25%, 4/15/2023		1,500,000	1,479,375
Teck Resources Ltd.:
6.125%, 10/1/2035		3,200,000	3,056,000
6.25%, 7/15/2041		3,500,000	3,316,250
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		1,892,000	1,532,520
Tronox, Inc., 144A, 6.5%, 4/15/2026 (b)		1,746,000	1,449,180
United States Steel Corp.:
6.25%, 3/15/2026		917,000	802,375
6.875%, 8/15/2025		4,035,000	3,692,025
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		840,000	831,600
			97,425,854
Real Estate 2.7%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024		3,200,000	3,136,000
(REIT), 5.375%, 3/15/2027		4,000,000	3,880,000
Iron Mountain, Inc.:
144A, (REIT), 5.25%, 3/15/2028		1,820,000	1,606,150
(REIT), 5.75%, 8/15/2024		2,095,000	1,990,250
(REIT), 6.0%, 8/15/2023		4,000,000	4,050,000
MPT Operating Partnership LP, (REIT), 6.375%, 3/1/2024		2,365,000	2,424,125
SBA Communications Corp., (REIT), 4.0%, 10/1/2022		3,485,000	3,319,463
			20,405,988
Utilities 2.4%
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	2,717,550
5.75%, 5/20/2027		1,445,000	1,278,825
Calpine Corp.:
144A, 5.25%, 6/1/2026		1,360,000	1,241,000
5.75%, 1/15/2025 (b)		1,100,000	1,006,500
NGL Energy Partners LP, 5.125%, 7/15/2019		1,705,000	1,692,213
NRG Energy, Inc., 5.75%, 1/15/2028		3,000,000	2,880,000
Vistra Energy Corp.:
5.875%, 6/1/2023		998,000	998,000
7.625%, 11/1/2024		3,607,000	3,805,385
Vistra Operations Co., LLC, 144A, 5.5%, 9/1/2026		2,415,000	2,324,437
			17,943,910
Total Corporate Bonds (Cost $674,862,718)			637,177,657
Loan Participations and Assignments 4.5%
Senior Loans **
AMC Entertainment Holdings, Inc., Term Loan, USD LIBOR + 2.250%, 12/15/2022 (c)		1,600,000	1,544,400
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.553%, 6/1/2024		1,989,975	1,881,352
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.272%, 1/31/2025		8,484,648	7,945,873
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 5.022%, 2/28/2025		939,070	891,332
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.705%, 7/17/2025		3,473,552	3,306,821
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 2/2/2024		3,000,000	2,935,170
First Data Corp., Term Loan, USD LIBOR + 2.00%, 7/8/2022 (c)		4,342,859	4,183,390
Mediacom Illinois LLC, Term Loan N, 1-week USD LIBOR + 1.750%, 4.17%, 2/15/2024		3,200,000	3,061,344
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 5.0%, 2/2/2024		2,000,000	1,908,340
TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.500%, 4.999%, 6/9/2023		1,994,975	1,887,745
Unitymedia Finance LLC, Term Loan D, 1-month USD LIBOR + 2.250%, 4.705%, 1/15/2026		1,179,901	1,142,533
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 5.001%, 1/15/2026		2,900,000	2,767,325
Total Loan Participations and Assignments (Cost $34,644,700)			33,455,625
Convertible Bonds 1.3%
Communication Services 0.0%
DISH Network Corp., 2.375%, 3/15/2024		450,000	358,275
Materials 1.3%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK, 10/18/2025** (d)		8,903,205	9,606,558
Total Convertible Bonds (Cost $9,395,186)			9,964,833
		Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.		1,950	24,024
Materials 0.1%
GEO Specialty Chemicals, Inc.* (d)		5,207,801	651,496
GEO Specialty Chemicals, Inc. 144A* (d)		12,448	1,557
			653,053
Total Common Stocks (Cost $2,826,352)			677,077
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $1,482,531)		6,700	165,182
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (e) (f) (Cost $35,876,275)		35,876,275	35,876,275
Cash Equivalents 10.1%
DWS Central Cash Management Government Fund, 2.41% (e) (Cost $75,811,219)		75,811,219	75,811,219
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $834,898,981)		105.7	793,127,868
Other Assets and Liabilities, Net		(5.7)	(42,621,192)
Net Assets		100.0	750,506,676

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (e) (f)
68,111,774	—	32,235,499 (g)	—	—	86,448	—	35,876,275	35,876,275
Cash Equivalents 10.1%
DWS Central Cash Management Government Fund, 2.41% (e)
38,285,871	107,815,180	70,289,832	—	—	333,678	—	75,811,219	75,811,219
106,397,645	107,815,180	102,525,331	—	—	420,126	—	111,687,494	111,687,494

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $34,312,125, which is 4.6% of net assets.
(c)	All or a portion of the security represents unsettled loan commitments at December 31, 2018 where the rate will be determined at time of settlement.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended December 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	856,863	EUR	748,276	1/31/2019	2,764	Merrill Lynch & Co., Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	11,548,214	USD	13,240,270	1/31/2019	(26,430)	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$637,177,657	$—	$637,177,657
Loan Participations and Assignments	—	33,455,625	—	33,455,625
Convertible Bonds	—	358,275	9,606,558	9,964,833
Common Stocks (h)	24,024	—	653,053	677,077
Warrant	—	—	165,182	165,182
Short-Term Investments (h)	111,687,494	—	—	111,687,494
Derivatives (i)
Forward Foreign Currency Contracts	—	2,764	—	2,764
Total	$111,711,518	$670,994,321	$10,424,793	$793,130,632
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(26,430)	$—	$(26,430)
Total	$—	$(26,430)	$—	$(26,430)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of September 30, 2018	$9,606,558	$653,711	$278,560	10,538,829
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,178)	(372,009)	(113,378)	(486,565)
Amortization premium/discount	1,178	—	—	1,1,78
Purchases	—	371,351	—	371,351
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of December 31, 2018	$9,606,558	653,053	165,182	$10,424,793
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2018	$(1,178)	$ (372,009)	$ (113,378)	$(486,565)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 12/31/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$653,053	Market Approach	EV/EBITDA Multiple	5.56
			Discount for lack of marketability	22%
Warrants
Materials	$165,182	Black Scholes Option Pricing Model	Implied Volatility of Option	21.61%
			Discount for lack of marketability	20%
Corporate Bonds
			Implied Volatility of Option	45%
			Discount Rate	18.38%
Materials	$9,606,558	Option Pricing Model	EV/EBITDA Multiple	5.56
			Discount for lack of marketability	22%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s convertible bond investment include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability; implied volatility of option; and discount rate. A significant change in the EV to EBITDA ratio and implied volatility of option may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability and discount rate are unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s common stock investment include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

For information on the Fund's policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Currency Contracts	$ (23,666)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019